Operating Segments - Information on geographical areas (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of geographical areas [line items]
Operating income(expense)	₩ 3,499,029	$ 2,710,324	₩ 4,430,524	₩ 3,659,749
Major non-current assets	6,441,739		5,685,387
Domestic customers
Disclosure of geographical areas [line items]
Operating income(expense)	3,055,926		3,835,809	3,288,341
Major non-current assets	5,804,919		5,152,033
Foreign customers
Disclosure of geographical areas [line items]
Operating income(expense)	443,103		594,715	₩ 371,408
Major non-current assets	₩ 636,820		₩ 533,354